S000086827 [Member] Investment Strategy - S000086827 [Member]	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds) issued by U.S. companies. These high yield debt instruments are rated below investment grade by nationally recognized statistical rating organizations (e.g., lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by S&P Global Ratings or Fitch Ratings, Inc.), or if unrated, determined by Columbia Management Investment Advisers, LLC (the Investment Manager) to be of comparable quality. The Fund’s investments are deemed to be “U.S.” based primarily on the issuer’s place of organization/incorporation, but the Fund may also consider the issuer’s domicile, the location of its principal place of business or principal office, its primary stock exchange listing, the source of a majority of its revenue or profits, the location of a majority of its assets or other factors.
Corporate debt instruments in which the Fund invests may be secured or unsecured, typically with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.
The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, more emphasis is put on credit risk by the portfolio managers in selecting investments than either maturity or duration.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.